Financial Liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Liabilities	Financial liabilities
The breakdown of financial liabilities at December 31, 2022 and the corresponding maturities schedule is as follows:

Millions of euros
	Current	Non-current
Maturity	2023	2024	2025	2026	2027	Subsequent years	Non-current total	Total
Debentures and bonds	1,948	1,130	3,126	2,098	4,170	18,796	29,320	31,268
Promissory notes & commercial paper	544	127	54	12	3	159	355	899
Total Issues	2,492	1,257	3,180	2,110	4,173	18,955	29,675	32,167
Loans and other payables	1,184	673	572	202	376	1,537	3,360	4,544
Derivative instruments (Note 19)	344	80	65	109	520	1,250	2,024	2,368
Total	4,020	2,010	3,817	2,421	5,069	21,742	35,059	39,079
The estimate of future payments for interest on these financial liabilities at December 31, 2022 is as follows: 1,254 million euros in 2023, 1,147 million euros in 2024, 1,057 million euros in 2025, 978 million euros in 2026, 871 million euros in 2027 and 7,840 million euros in years after 2027. For floating rate financing, the Group mainly estimates future interest using the forward curve of the various currencies at December 31, 2022.
Derivative instruments in the table above include the fair value of derivatives classified as financial liabilities, i.e. when they have a negative mark-to-market, yet excluding the fair value of derivatives classified as current financial assets (712 million euros, see Note 15) and non-current financial assets (2,668 million euros, see Note 12).
In 2021 and 2022, the Group entered into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. When the new extended payment terms exceed customary payment terms in the industry, trade liabilities are reclassified to other financial liabilities and the deferred payments made are recognized in net cash flows used in financing activities (see Note 28). At December 31, 2022, there was no outstanding balance pending payment. At December 31, 2021 the corresponding amount pending payment recognized in "Loans and other payables" line was 36 million euros.
The deferred payments made in relation to this item during the year amounted to 41 million euros (108 million euros in 2021).
The composition of the financial liabilities by category at December 31, 2022 and 2021 is as follows:

December 31, 2022
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	32,167	32,167	29,314
Loans and other payables	—	—	—	—	—	—	4,544	4,544	4,514
Derivative instruments	973	—	1,395	—	2,368	—	—	2,368	2,368
Total financial liabilities	973	—	1,395	—	2,368	—	36,711	39,079	36,196

December 31, 2021
	Fair value through profit or loss			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Liabilities at amortized cost	Total carrying amount	Total fair value
Issues	—	—	—	—	—	—	35,408	35,408	39,412
Loans and other payables	—	—	—	—	—	—	4,693	4,693	4,656
Derivative instruments	524	—	1,670	6	2,188	—	—	2,194	2,194
Total financial liabilities	524	—	1,670	6	2,188	—	40,101	42,295	46,262
The calculation of the fair values of the Telefónica Group’s debt instruments required an estimate of the credit spread curve for each currency and corresponding subsidiary using the prices of the Group’s bonds and credit derivatives.
At December 31, 2022, some of the financing arranged by Telefónica Group companies in Latin America (Peru), which amounted to approximately 1% of the Telefónica Group’s gross debt, was subject to compliance with certain financial covenants. To date, these covenants are being met and have no impact on the debt of the Telefónica Group companies. Due to the absence of cross-defaults, breach of the covenants would not affect the debt at Telefónica, S.A. level.
Some of the financial liabilities of Telefónica Group includes adjustments in the amortized cost at December 31, 2022 and 2021 as a result of fair value interest rate and exchange rate hedges.

Issues, promissory notes, commercial paper, loans and other payables
The movement in issues, promissory notes, commercial paper, loans and other payables in 2022 and 2021 arising from financial activities is as follows:

		Cash used in financing activities
Millions of euros	Balance at 12/31/2021	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2022
Issues	33,920	1,746	(3,541)	724	(1,623)	42	31,268
Promissory notes and commercial paper	1,488	7	(600)	4	—	—	899
Loans and other payables	4,693	742	(1,802)	55	(38)	894	4,544

		Cash used in financing activities
Millions of euros	Balance at 12/31/2020	Cash received	Cash paid	Translation differences and exchange gains and losses	Financial updates	Other movements	Balance at 12/31/2021
Issues	38,749	561	(5,847)	889	(444)	12	33,920
Promissory notes and commercial paper	2,273	53	(1,042)	5	—	199	1,488
Loans and other payables	4,535	3,120	(3,178)	(32)	80	168	4,693
Debentures and bonds
Financial updates of debenture and bond issues include mainly the value adjustment of the basis adjustment bonds due to their fair value hedges, impacted by interest rate hikes.
At December 31, 2022, the nominal amount of outstanding debentures and bonds issues was 31,095 million euros (32,156 million euros at December 31, 2021). Appendix III presents the characteristics of all outstanding debentures and bond issues at the year-end 2022, and the significant issues made during the year.
Telefónica, S.A. has a full and unconditional guarantee on issues made by Telefónica Emisiones, S.A.U., and Telefónica Europe, B.V., both of which are wholly owned finance subsidiaries of Telefónica, S.A. No other subsidiaries of Telefónica, S.A. provide guarantees on these issues.
Promissory notes and commercial paper
The main programs for issuance of promissory notes and commercial paper are the following:
•At December 31, 2022, Telefónica Europe, B.V. had a commercial paper issuance program guaranteed by Telefónica, S.A. for up to 5,000 million euros. The outstanding balance of commercial paper issued under this program at December 31, 2022 was 500 million euros, issued at an average interest rate of 0.28% for 2022 (999 million euros issued in 2021 at an average rate of -0.46%).
•At December 31, 2022, Telefónica, S.A. had a corporate promissory note program for 500 million euros expandable to 2,000 million euros, with no outstanding balance at December 31, 2022 (30 million euros at December 31, 2021).

Interest-bearing debt
Other movements in "Loans and other payables" at December 31, 2022 include collections and payments related to collateral liabilities deposit associated with Telefónica, S.A. debt for a net amount of 580 million euros (309 million euros at December 31, 2021).
The average interest rate on outstanding loans and other payables at December 31, 2022 was 3.45% (1.30% in 2021). This percentage does not include the impact of hedges arranged by the Group.
The main financing transactions included under “Interest-bearing debt” line outstanding at December 31, 2022 and 2021 and their nominal amounts are provided in Appendix V.
Interest-bearing debt arranged or repaid in 2022 mainly includes the following:

Description	Limit 12/31/2022 (million euros)	Currency	Outstanding balance 12/31/2022 (million euros)	Arrangement date	Maturity date	Drawndown 2022 (million euros)	Repayment 2022 (million euros)
Telefónica, S.A.
Bilateral loan	—	EUR	150	09/26/2022	12/15/2032	150	—
Sustainable syndicated (1)	5,500	EUR	—	03/15/2018	01/13/2027	—	—
Bilateral loan	125	EUR	—	12/23/2022	06/23/2033	—	—
Colombia Telecomunicaciones S.A. E.S.P.
Bilateral loan (2)	—	USD	—	03/24/2020	01/26/2022	—	117
Telefónica Brasil, S.A.
Bilateral loan	—	USD	199	04/04/2022	09/28/2023	199	—
Bluevia Fibra S.L.U.
Syndicated	360	EUR	245	11/16/2022	12/20/2027	245	—
Telxius Telecom, S.A.
Syndicated	300	EUR	201	12/01/2017	12/01/2024	100	70

(1) On January 13, 2022 there was maturity extension of the sustainability-linked syndicated loan facility for 5,500 million euros. The loan has two annual extension options at Telefónica, S.A. request with a maturity maximum up to 2029 (see Note 29.d).
(2) On January 26, 2022 there was an early repayment for 132 million dollars of the bilateral loan originally scheduled to mature in 2023.

At December 31, 2022, the Telefónica Group presented availabilities of financing from different sources that amounted to approximately 11,737 million euros (12,182 million euros at December 31, 2021), of which 11,434 million euros will mature in more than twelve months.
Within these availabilities of financing, 10,114 million euros are included, whose interests are linked to the fulfillment of sustainability objectives. Of these, 3,864 million euros correspond to committed lines and bilateral financing, 750 million euros correspond to the sustainable syndicated loan of Telefónica Germany GmbH & Co. OHG (see Annex V) and 5,500 million euros correspond to the sustainable syndicated loan of Telefónica, S.A. (see Note 29.d).
Loans by currency
The breakdown of “Loans and other payables” line by currency at December 31, 2022 and 2021, and the equivalent value of foreign-currency loans in euros, is as follows:

	Outstanding balance (in millions)
	Local Currency		Euros
Currency	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Euro	2,823	3,148	2,823	3,148
U.S. dollar	514	885	481	781
Brazilian real	1,688	225	303	36
Colombian peso	1,402,435	1,399,759	273	310
Mexican peso	4,501	64	217	3
Uruguayan peso	5,456	5,456	128	108
Chilean Peso	181,601	177,845	199	186
Other currencies			120	121
Total Group			4,544	4,693